Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Borrowings
Summary of financial data pertaining to loans sold under agreements to repurchase

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(dollar amounts in thousands)
Period end:
Balance	$500,427	$220,546	$500,427	$220,546
Unused amount(1)	$299,573	$179,454	$299,573	$179,454
Weighted-average interest rate	1.93%	2.12%	1.93%	2.12%
Fair value of loans securing agreements to repurchase	$646,944	$247,053	$646,944	$247,053
During the period:
Average balance of loans sold under agreements to repurchase	$412,849	$154,475	$344,335	$109,715
Weighted-average interest rate(2)	1.98%	1.68%	2.09%	2.12%
Total interest expense	$2,956	$831	$5,331	$1,902
Maximum daily amount outstanding	$623,523	$236,324	$623,523	$236,324
(1)
The amount the Company is able to borrow under loan repurchase agreements is tied to the fair value of unencumbered mortgage loans eligible to secure those agreements and the Company's ability to fund the agreements' margin requirements relating to the mortgage loans sold.

(2)
Excludes the effect of amortization of commitment fees totaling $891,000 and $175,000 for the quarters ended June 30, 2013 and June 30, 2012, respectively, and $1.7 million and $724,000 for the six months ended June 30, 2013 and June 30, 2012, respectively.

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Year end:
Balance	$393,534	$77,700	$13,289
Unused amount(1)	$106,466	$22,300	$36,711
Weighted-average interest rate	2.20%	2.39%	2.60%
Fair value of loans securing agreements to repurchase	$438,850	$86,787	$14,721
During the year:
Average balance of loans sold under agreements to repurchase	$172,729	$24,905	$4,399
Weighted-average interest rate(2)	2.24%	2.66%	2.61%
Total interest expense	$5,927	$1,874	$790
Maximum daily amount outstanding	$441,245	$127,593	$14,502
(1)
The amount the Company is able to borrow under loan repurchase agreements is tied to the fair value of unencumbered mortgage loans eligible to secure those agreements and the Company's ability to fund the agreements' margin requirements relating to the collateral sold.

(2)
Excludes the effect of commitment fees of $1,987,000, $1,028,000 and $675,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Summary of maturities of outstanding advances under repurchase agreements by maturity date

Remaining maturity at June 30, 2013	Balance
(in thousands)
Within 30 days	$19,109
Over 30 to 90 days	481,318
Over 90 days to 180 days	—
Over 180 days to 1 year	—

$500,427

Weighted-average maturity (in months)	2.28

Remaining maturity at December 31, 2012	Balance
(in thousands)
Within 30 days	$33,211
Over 30 to 90 days	360,323
Over 90 days to 180 days	—
Over 180 days to 1 year	—

$393,534

Weighted-average maturity (in months)	2.2

Summary of amount at risk relating to the Company's mortgage loans held for sale sold under agreements to repurchase by counterparty

Counterparty	Amount at risk	Weighted-average maturity of advances under repurchase agreement	Facility Maturity
	(in thousands)
Bank of America, N.A.	$31,137	September 15, 2013	January 2, 2014
Citibank, N.A.	$50,006	July 25, 2013	July 25, 2013
Credit Suisse First Boston Mortgage Capital LLC	$69,006	September 13, 2013	June 29, 2014(1)
(1)
The earlier to occur of October 31, 2014 or the rolling maturity date that is 364 days from any particular date of determination.

Counterparty	Amount at risk	Weighted-average repurchase agreement maturity
	(in thousands)
Bank of America, N.A.	$22,101	January 4, 2013
Credit Suisse First Boston Mortgage Capital LLC	$15,624	September 23, 2013
Citibank, N.A.	$14,164	June 25, 2013

Summary of note payable

	June 30, 2013	December 31, 2012
	(in thousands)
At period end:
Note payable secured by:
Servicing advances	$4,671	$4,905
MSRs	42,538	48,108

	$47,209	$53,013

Assets pledged to secure note:
Servicing advances	$6,807	$7,430
MSRs	$180,794	$100,957

	December 31,
	2012	2011
	(in thousands)
Note payable secured by:
Servicing advances	$4,905	$4,186
MSRs	48,108	14,416

	$53,013	$18,602

Servicing advances pledged to secure note payable	$7,430	$6,593
MSRs pledged to secure note payable	$100,957	$20,861